UNITED STATES
                  SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C. 20549
                               FORM 13F
                         FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2009
Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.):	[ ] is a restatement.
       					[ ] adds new holdings entries.
Institutional Investment Manager Filing this Report:
       Name:	 		Stewardship Partners Investment Counsel, Inc.
       Address:		 	2514 Plantation Center Drive
				Matthews, NC 28105
       Form 13F File Number: 	028-11684

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete,and that it is understood that all required items,statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name: 		Timothy P. Burns
Title: 		Chief Financial Officer
Phone: 		800-930-6949
Signature, 		Place, 		and Date of Signing:
Timothy P. Burns	Matthews, NC	August 11, 2009

Report Type (Check only one.):
[X] 13F HOLDINGS REPORT.
[ ] 13F NOTICE.
[ ] 13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager:
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FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers: 0
Form 13F Information Table Entry Total:	49
Form 13F Information Table Value Total: $109,719

List of Other Included Managers:

NONE
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   FORM 13F INFORMATION TABLE
							VALUE	SHARES/	SH/	PUT/	INVSTMT	OTHER		   VOTING AUTHORITY
   NAME OF ISSUER	TITLE OF CLASS	CUSIP		(X1000)	PRN AMT	PRN	CALL	DSCRETN	MANAGERS	SOLE	SHARED	NONE

Abbott Laboratories	COM		002824100	515	10952	SH		SOLE			10952
Accenture Ltd		CL A		G1150G111	618	18481	SH		SOLE			18481
Accuray Inc.		COM		004397105	602	90699	SH		SOLE			90699
Adobe Sys Inc.		COM		00724F101	2823	99751	SH		SOLE			99751
Aflac Inc.		COM		001055102	667	21444	SH		SOLE			21444
Axa SA Each Repstg	ADR		054536107	1358	71639	SH		SOLE			71639
Banco Bradesco		ADR		059460303	2751	186227	SH		SOLE			186227
Berkley W R Corp	COM		084423102	559	26029	SH		SOLE			26029
BHP Billiton Ltd	ADR		088606108	221	4031	SH		SOLE			4031
Capitalsource Inc.	COM		14055X102	1024	209851	SH		SOLE			209851
Caterpillar		COM		149123101	1364	41271	SH		SOLE			41271
China Mobile Hong K	ADR		16941M109	2539	50697	SH		SOLE			50697
Cisco Sys Inc		COM		17275R102	2660	142648	SH		SOLE			142648
Ctrip.Com Intl Ltd	ADR		22943F100	4597	99279	SH		SOLE			99279
Emerson Electric Co	COM		291011104	831	25652	SH		SOLE			25652
Encana Corp		COM		292505104	2294	46367	SH		SOLE			46367
First Solar Inc.	COM		336433107	5872	36201	SH		SOLE			36201
Focus Media Holding	ADR		34415V109	1052	130578	SH		SOLE			130578
General Dynamics	COM		369550108	986	17802	SH		SOLE			17802
Gilead Sciences Inc	COM		375558103	2437	52028	SH		SOLE			52028
Goldcorp Inc New	COM		380956409	6841	196867	SH		SOLE			196867
Goldman Sachs Group	COM		38141G104	1040	7052	SH		SOLE			7052
Health Grades Inc.	COM		42218Q102	40	10350	SH		SOLE			10350
Himax Technologies	ADR		43289P106	38	10098	SH		SOLE			10098
ICICI BK LTD 		ADR		45104G104	531	18016	SH		SOLE			18016
Icon Pub LTD Co		ADR		45103T107	2521	116841	SH		SOLE			116841
Illinois Tool Wks Inc	COM		452308109	583	15620	SH		SOLE			15620
Infosys Technologie	ADR		456788108	2276	61886	SH		SOLE			61886
Intuitive Surgical  	COM		46120E602	5992	36615	SH		SOLE			36615
Itau Unibanco		ADR		465562106	5571	351926	SH		SOLE			351926
JA Solar Holdings	ADR		466090107	2001	425735	SH		SOLE			425735
Joy Global		COM		481165108	702	19643	SH		SOLE			19643
KB Financial Group	ADR		48241A105	1576	47299	SH		SOLE			47299
Logitech Intl		SHS		H50430232	1486	105951	SH		SOLE			105951
MEMC Electr Matls	COM		552715104	2413	135511	SH		SOLE			135511
NII Holdings Inc	CL B		62913F201	3727	195459	SH		SOLE			195459
Noble Corporation	SHS		H5833N103	2837	93782	SH		SOLE			93782
Nokia Corp ADR		ADR		654902204	507	34744	SH		SOLE			34744
Oil Sts Intl Inc        COM		678026105	763	31536	SH		SOLE			31536
Petroleo Brasilerio	ADR		71654V408	3013	73519	SH		SOLE			73519
Potash Corp		COM		73755L107	5648	60696	SH		SOLE			60696
Qualcomm Inc		COM		747525103	3181	70367	SH		SOLE			70367
Research in Motion	COM		760975102	4081	57406	SH		SOLE			57406
SK Telcom Co LTD AD	COM		78440P108	1504	99284	SH		SOLE			99284
Theratechnologies	COM		88338H100	10746	5221004	SH		SOLE			5221004
Tortoise Energy		COM		89147L100	1323	51966	SH		SOLE			51966
Tortoise North Amrn	COM		89147T103	214	13477	SH		SOLE			13477
Waters Corp		COM		941848103	2462	47839	SH		SOLE			47839
Yamana Gold Inc		COM		98462Y100	332	37518	SH		SOLE			37518

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